Expense Example - PRUDENTIAL DAY ONE 2045 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	5,901
Expense Example, with Redemption, 5 Years	5,923
Expense Example, with Redemption, 10 Years	5,923
Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	2,201
Expense Example, with Redemption, 5 Years	4,076
Expense Example, with Redemption, 10 Years	7,897
Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	2,207
Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	6,079
Expense Example, with Redemption, 5 Years	8,241
Expense Example, with Redemption, 10 Years	9,360
Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	1,411
Expense Example, with Redemption, 5 Years	2,723
Expense Example, with Redemption, 10 Years	5,825
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	$ 1,778